Note 18 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains on available for sale securities (a)
Balance as of December 31, 2012	$5,391
Other comprehensive loss before reclassification	(7,621)
Amount reclassified from accumulated other comprehensive loss	(7)
Period change	(7,628)
Balance at December 31, 2013	$(2,237)
(a)	All amounts are net of tax. Amounts in parentheses indicate debits.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a) For December 31,	Affected Line Item in the Statement Where Net Income is
Details about other comprehensive income	2013	Presented
Unrealized gains (losses) on available for sale securities
	$(11)	Investment securities gains, net
	4	Income taxes
	$(7)	Net of tax
(a)	Amounts in parentheses indicate debits to net income